Income tax (Details) $ in Millions	6 Months Ended
	Mar. 31, 2024 AUD ($)	Sep. 30, 2023 AUD ($)	Mar. 31, 2023 AUD ($)
Income tax expense reconciled to profit before income tax
Profit before income tax	$ 4,833	$ 4,680	$ 5,625
Profit before income tax, percentage movement from prior period	3.00%
Profit before income tax, percentage movement from same period in prior year	(14.00%)
Tax at the Australian company tax rate of 30%	$ 1,450	1,404	1,688
Australian company tax rate (as a percent)	30.00%
Tax at the Australian company tax rate of 30%, percentage movement from prior period	3.00%
Tax at the Australian company tax rate of 30%, percentage movement from same period in prior year	(14.00%)
The effect of amounts which are not deductible / (assessable) in calculating taxable income:
Hybrid capital distributions	$ 68	63	54
Hybrid capital distributions, percentage movement from prior period	8.00%
Hybrid capital distributions, percentage movement from same period in prior year	26.00%
Dividend adjustments		3
Dividend adjustments, percentage movement from prior period	(100.00%)
Other non-assessable items	$ (3)	(8)	(1)
Other non-assessable items, percentage movement from prior period	(63.00%)
Other non-assessable items, percentage movement from same period in prior year	200.00%
Other non-deductible items	$ 10	39	10
Other non-deductible items, percentage movement from prior period	(74.00%)
Adjustment for overseas tax rates	$ (16)	(9)	(16)
Adjustment for overseas tax rates, percentage movement from prior period	78.00%
Income tax (over)/under provided in prior years	$ (1)	7
Other items	$ (17)	(15)	(115)
Other items, percentage movement from prior period	13.00%
Other items, percentage movement from same period in prior year	(85.00%)
Total income tax expense	$ 1,491	$ 1,484	$ 1,620
Total income tax expense, percentage movement from same period of prior year	(8.00%)
Effective income tax rate	30.85%	31.71%	28.80%
Effective income tax rate, basis points movement from prior period	(0.86)
Effective income tax rate, basis points movement from same period in prior year	2.05
Tax losses on sale of AAML			$ 86